Exceptional items (Tables)	12 Months Ended
Jun. 30, 2023
Exceptional Items [Abstract]
Schedule of exceptional items

	2023 £ million	2022 £ million	2021 £ million
Exceptional operating items
Brand and goodwill impairment (1)	(498)	(336)	—
Supply chain agility programme (2)	(100)	—	—
Distribution termination fee (3)	(44)	—	—
Winding down Russian operations (4)	20	(50)	—
Other exceptional operating items (5)	—	(2)	(15)
	(622)	(388)	(15)
Non-operating items
Sale of businesses and brands
Guinness Cameroun S.A. (6)	310	—	—
Archers brand (7)	20	—	—
USL Popular brands (8)	4	—	—
USL businesses (9)	1	—	3
Tyku brand (10)	(3)	—	—
Picon brand (11)	—	91	—
Meta Abo Brewery (12)	—	(95)	—
Windsor business (13)	—	(19)	—
Step acquisition - Mr Black (14)	(8)	—	—
Other non-operating exceptional items (15)	4	6	11
	328	(17)	14

Exceptional items before taxation	(294)	(405)	(1)
Tax on exceptional items (note 7 (b))	186	31	(84)

Total exceptional items	(108)	(374)	(85)
Attributable to:
Equity shareholders of the parent company	33	(271)	(86)
Non-controlling interests	(141)	(103)	1
Total exceptional items	(108)	(374)	(85)

Schedule of exceptional cash flows
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2023 £ million	2022 £ million	2021 £ million
Thalidomide (note 15 (d) (i))	(14)	(16)	(15)
Winding down Russian operations	(13)	(13)	—
Supply chain agility programme	(12)	—	—
Donations	—	(37)	(50)
Indirect tax in Korea	—	—	(10)
Ongoing litigation in Turkey	—	—	(1)
Substitution drawback	—	—	60
Total cash payments	(39)	(66)	(16)